UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1. Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments

As of January 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (4.3%)
Internet & Catalog Retail (4.3%)
Amazon.com, Inc.(a)	29,600	$10,494,088

ENERGY (4.9%)
Energy Equipment & Services (1.3%)
Transocean, Ltd.	195,000	3,178,500

Oil, Gas & Consumable Fuels (3.6%)
Exxon Mobil Corp.	98,000	8,567,160

FINANCIALS (31.2%)
Capital Markets (5.0%)
The Charles Schwab Corp.	465,000	12,080,700

Commercial Banks (14.6%)
CIT Group, Inc.	182,400	7,992,768
M&T Bank Corp.	60,000	6,789,600
TCF Financial Corp.	487,000	7,158,900
US Bancorp	320,000	13,411,200

		35,352,468

Diversified Financial Services (6.5%)
JPMorgan Chase & Co.	289,400	15,737,572

Insurance (5.1%)
ACE, Ltd.	114,000	12,307,440

HEALTH CARE (25.4%)
Biotechnology (6.8%)
Amgen, Inc.	108,000	16,444,080

Health Care Equipment & Supplies (10.7%)
CR Bard, Inc.	92,200	15,768,966
Stryker Corp.	110,900	10,097,445

		25,866,411

Health Care Providers & Services (3.3%)
Express Scripts Holding Co.(a)	99,000	7,990,290

Pharmaceuticals (4.6%)
Teva Pharmaceutical Industries, Ltd. - ADR	197,000	11,201,420

INFORMATION TECHNOLOGY (33.6%)
Communications Equipment (9.1%)
Cisco Systems, Inc.	603,000	15,898,095
Qualcomm, Inc.	99,100	6,189,786

		22,087,881

Internet Software & Services (9.1%)
Google, Inc. - Class A(a)	15,850	8,520,168
Google, Inc. - Class C(a)	16,450	8,792,854
Salesforce.com, Inc.(a)	85,400	4,820,830

		22,133,852

IT Services (8.2%)
Cognizant Technology Solutions Corp. - Class A(a)	204,000	11,042,520
International Business Machines Corp.	56,900	8,723,339

		19,765,859

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (4.7%)
Broadcom Corp. - Class A	6,000	$254,610
KLA-Tencor Corp.	179,800	11,052,306

		11,306,916

Software (2.5%)
Symantec Corp.	250,000	6,192,500

TOTAL COMMON STOCKS (Cost $231,896,746)		240,707,137

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	1,528,010	1,528,010

TOTAL SHORT TERM INVESTMENTS (Cost $1,528,010)		1,528,010

TOTAL INVESTMENTS - (100.0%) (Cost $233,424,756)		$242,235,147

Assets in Excess of Other Liabilities - (0.0%)(b)		27,219

NET ASSETS - (100.0%)		$242,262,366

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments

As of January 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.8%)
CONSUMER DISCRETIONARY (11.4%)
Auto Components (2.5%)
Visteon Corp.(a)	22,300	$2,161,985

Internet & Catalog Retail (2.3%)
Amazon.com, Inc.(a)	5,550	1,967,642

Media (6.6%)
The Interpublic Group of Cos., Inc.	110,000	2,193,400
Twenty-First Century Fox, Inc. - Class A	109,000	3,614,440

		5,807,840

CONSUMER STAPLES (6.7%)
Beverages (4.0%)
PepsiCo, Inc.	37,200	3,488,616

Household Products (2.7%)
Energizer Holdings, Inc.	18,500	2,368,185

ENERGY (5.9%)
Energy Equipment & Services (3.2%)
Nabors Industries, Ltd.	207,100	2,383,721
Transocean, Ltd.	25,000	407,500

		2,791,221

Oil, Gas & Consumable Fuels (2.7%)
Royal Dutch Shell PLC - ADR	38,981	2,395,383

FINANCIALS (38.4%)
Capital Markets (8.3%)
The Bank of New York Mellon Corp.	95,000	3,420,000
The Charles Schwab Corp.	147,551	3,833,375

		7,253,375

Commercial Banks (18.3%)
CIT Group, Inc.	62,500	2,738,750
First Bancorp	50,135	832,241
Great Southern Bancorp, Inc.	55,845	2,017,121
International Bancshares Corp.	99,500	2,239,745
SunTrust Banks, Inc.	59,000	2,266,780
Wells Fargo & Co.	115,000	5,970,800

		16,065,437

Consumer Finance (4.4%)
Capital One Financial Corp.	52,400	3,836,204

Insurance (7.4%)
Assurant, Inc.	14,000	889,140
Everest Re Group, Ltd.	14,100	2,416,458
The Travelers Cos., Inc.	31,000	3,187,420

		6,493,018

INDUSTRIALS (5.5%)
Aerospace & Defense (4.8%)
Raytheon Co.	42,000	4,202,100

Machinery (0.7%)
Parker-Hannifin Corp.	5,000	582,300

Security Description	Shares	Value
INFORMATION TECHNOLOGY (30.3%)
Electronic Equipment & Instruments (2.8%)
Flextronics International, Ltd.(a)	220,000	$2,446,400

Internet Software & Services (6.5%)
Google, Inc. - Class A(a)	3,500	1,881,425
Google, Inc. - Class C(a)	3,500	1,870,820
IAC/InterActive Corp.	32,256	1,966,003

		5,718,248

IT Services (11.5%)
Amdocs, Ltd.	101,672	4,898,557
Paychex, Inc.	55,549	2,514,148
The Western Union Co.	154,000	2,618,000

		10,030,705

Semiconductors & Semiconductor Equipment (4.3%)
KLA-Tencor Corp.	21,800	1,340,046
Xilinx, Inc.	61,500	2,372,362

		3,712,408

Software (5.2%)
Microsoft Corp.	113,300	4,577,320

MATERIALS (0.6%)
Metals & Mining (0.6%)
Teck Resources, Ltd. - Class B	38,814	499,924

TOTAL COMMON STOCKS (Cost $79,252,717)		86,398,311

SHORT TERM INVESTMENTS (1.3%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	1,177,720	1,177,720

TOTAL SHORT TERM INVESTMENTS (Cost $1,177,720)		1,177,720

TOTAL INVESTMENTS - (100.1%) (Cost $80,430,437)		$87,576,031

Liabilities in Excess of Other Assets - (-0.1%)		(55,143)

NET ASSETS - (100.0%)		$87,520,888

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments

As of January 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (12.7%)
Hotels, Restaurants & Leisure (4.1%)
Wyndham Worldwide Corp.	4,000	$335,160

Leisure Products (2.6%)
Mattel, Inc.	7,850	211,165

Media (2.9%)
Liberty Media Corp. - Class A(a)	6,900	234,945

Specialty Retail (3.1%)
Staples, Inc.	14,850	253,193

CONSUMER STAPLES (2.2%)
Beverages (2.2%)
Molson Coors Brewing Co. - Class B	2,400	182,232

ENERGY (3.7%)
Energy Equipment & Services (3.7%)
National Oilwell Varco, Inc.	2,500	136,075
NOW, Inc.(a)	625	15,594
Weatherford International PLC(a)	14,250	147,202

		298,871

FINANCIALS (10.5%)
Commercial Banks (6.4%)
Comerica, Inc.	6,000	249,000
SunTrust Banks, Inc.	7,200	276,624

		525,624

Insurance (4.1%)
Genworth Financial, Inc. - Class A(a)	12,500	87,250
The Hartford Financial Services Group, Inc.	6,400	248,960

		336,210

HEALTH CARE (10.2%)
Health Care Providers & Services (2.8%)
Catamaran Corp.(a)	4,600	229,586

Life Sciences Tools & Services (7.4%)
Affymetrix, Inc.(a)	20,000	220,800
Illumina, Inc.(a)	1,950	380,620

		601,420

INDUSTRIALS (6.2%)
Aerospace & Defense (3.5%)
L-3 Communications Holdings, Inc.	2,350	289,332

Professional Services (2.7%)
Nielsen NV	5,000	217,800

INFORMATION TECHNOLOGY (50.7%)
Communications Equipment (3.0%)
F5 Networks, Inc.(a)	2,150	239,983

Computers & Peripherals (6.5%)
NetApp, Inc.	6,400	241,920
Western Digital Corp.	3,000	291,690

		533,610

Security Description	Shares	Value
Electronic Equipment & Instruments (2.3%)
Amphenol Corp. - Class A	3,500	$187,985

Internet Software & Services (6.7%)
NetEase.com, Inc. - ADR	2,450	267,662
Salesforce.com, Inc.(a)	5,000	282,250

		549,912

IT Services (8.8%)
Cognizant Technology Solutions Corp. - Class A(a)	2,800	151,564
Computer Sciences Corp.	5,650	342,842
Vantiv, Inc. - Class A(a)	6,550	225,255

		719,661

Semiconductors & Semiconductor Equipment (8.1%)
Broadcom Corp. - Class A	5,400	229,149
Linear Technology Corp.	5,500	247,170
Xilinx, Inc.	4,800	185,160

		661,479

Software (11.9%)
Autodesk, Inc.(a)	4,200	226,821
CA, Inc.	9,950	301,485
Symantec Corp.	9,700	240,269
Workday, Inc. - Class A(a)	2,550	202,623

		971,198

Technology Hardware, Storage & Peripherals (3.4%)
Seagate Technology PLC	4,900	276,556

MATERIALS (3.2%)
Chemicals (3.2%)
CF Industries Holdings, Inc.	850	259,573

TOTAL COMMON STOCKS (Cost $6,015,891)		8,115,495

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	52,911	52,911

TOTAL SHORT TERM INVESTMENTS (Cost $52,911)		52,911

TOTAL INVESTMENTS - (100.0%) (Cost $6,068,802)		$8,168,406

Liabilities in Excess of Other Assets - (0.0%)(b)		(839)

NET ASSETS - (100.0%)		$8,167,567

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depository Receipt

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

(Netherlands)

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments

As of January 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (91.7%)
CONSUMER DISCRETIONARY (11.0%)
Diversified Consumer Services (1.7%)
Weight Watchers International, Inc.(a)	14,350	$237,636

Household Durables (3.7%)
Skullcandy, Inc.(a)	50,300	504,006

Leisure Equipment & Products (0.6%)
LeapFrog Enterprises, Inc.(a)	32,700	77,826

Specialty Retail (5.0%)
Ann Taylor Stores Corp.(a)	10,150	335,965
Guess? Inc	17,950	337,101

		673,066

ENERGY (1.9%)
Energy Equipment & Services (1.9%)
ION Geophysical Corp.(a)	112,550	253,238

FINANCIALS (25.9%)
Capital Markets (11.3%)
Calamos Asset Management, Inc. - Class A	30,700	385,285
Cowen Group, Inc. - Class A(a)	86,900	361,504
FBR & Co.(a)	11,650	261,193
Janus Capital Group, Inc.	29,400	515,676

		1,523,658

Commercial Banks (6.8%)
PrivateBancorp, Inc.	12,300	373,182
Union First Market Bankshares Corp.	14,050	281,000
Zions Bancorporation	10,800	258,768

		912,950

Insurance (7.8%)
Assurant, Inc.	7,350	466,798
CNO Financial Group, Inc.	14,000	217,280
Symetra Financial Corp.	18,250	370,658

		1,054,736

HEALTH CARE (15.9%)
Biotechnology (4.8%)
United Therapeutics Corp.(a)	4,550	642,142

Health Care Providers & Services (8.9%)
Alliance HealthCare Services, Inc.(a)	12,300	277,242
Amsurg Corp.(a)	9,950	549,041
Magellan Health, Inc.(a)	6,350	381,762

		1,208,045

Heath Care Technology (2.2%)
Quality Systems, Inc.	18,450	300,550

INDUSTRIALS (5.6%)
Construction & Engineering (1.7%)
Argan, Inc.	7,650	232,636

Machinery (1.9%)
Proto Labs, Inc.(a)	4,000	257,560

Security Description	Shares	Value
Trading Companies & Distribution (2.0%)
CAI International, Inc.(a)	12,450	$261,077

INFORMATION TECHNOLOGY (31.4%)
Communications Equipment (1.6%)
Ruckus Wireless, Inc.(a)	20,000	211,800

Electronic Equipment & Instruments (7.9%)
Dolby Laboratories, Inc. - Class A	7,200	279,360
Fabrinet(a)	18,050	294,757
Hollysys Automation Technologies, Ltd.(a)	15,500	390,445
Newport Corp.(a)	5,258	97,378

		1,061,940

Internet Software & Services (1.7%)
MercadoLibre, Inc.	1,900	235,486

IT Services (1.9%)
Unisys Corp.(a)	11,400	250,002

Semiconductors & Semiconductor Equipment (14.3%)
Advanced Energy Industries, Inc.(a)	14,450	346,800
Ambarella, Inc.(a)	9,550	528,210
Cirrus Logic, Inc.(a)	22,900	606,850
Kulicke & Soffa Industries, Inc.(a)	29,700	450,549

		1,932,409

Software (4.0%)
AVG Technologies NV(a)	7,000	138,460
Fortinet, Inc.(a)	13,450	402,088

		540,548

TOTAL COMMON STOCKS (Cost $10,199,577)		12,371,311

SHORT TERM INVESTMENTS (8.4%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	1,136,089	1,136,089

TOTAL SHORT TERM INVESTMENTS (Cost $1,136,089)		1,136,089

TOTAL INVESTMENTS - (100.1%) (Cost $11,335,666)		$13,507,400

Liabilities in Excess of Other Assets - (-0.1%)		(12,447)

NET ASSETS - (100.0%)		$13,494,953

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

(Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments

As of January 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.4%)
CONSUMER DISCRETIONARY (1.6%)
Internet & Catalog Retail (1.6%)
Amazon.com, Inc.(a)	6,450	$2,286,718

INDUSTRIALS (7.6%)
Aerospace & Defense (7.6%)
Huntington Ingalls Industries, Inc.	38,466	4,485,136
Northrop Grumman Corp.	41,300	6,482,035

		10,967,171

INFORMATION TECHNOLOGY (89.2%)
Communications Equipment (9.1%)
Cisco Systems, Inc.	242,000	6,380,330
Juniper Networks, Inc.	143,000	3,250,390
Qualcomm, Inc.	55,300	3,454,038

		13,084,758

Computers & Peripherals (17.2%)
Apple, Inc.	42,420	4,969,927
EMC Corp.	135,200	3,505,736
Hewlett-Packard Co.	127,500	4,606,575
Lexmark International, Inc. - Class A	54,000	2,155,140
NetApp, Inc.	100,000	3,780,000
Western Digital Corp.	57,100	5,551,833

		24,569,211

Electronic Equipment & Instruments (8.6%)
Arrow Electronics, Inc.(a)	69,900	3,847,296
Corning, Inc.	170,000	4,040,900
Flextronics International, Ltd.(a)	23,000	255,760
Ingram Micro, Inc. - Class A(a)	131,600	3,313,688
Keysight Technologies, Inc.(a)	23,000	767,970

		12,225,614

Internet Software & Services (6.2%)
Google, Inc. - Class A(a)	5,100	2,741,505
Google, Inc. - Class C(a)	6,000	3,207,120
IAC/InterActive Corp.	48,600	2,962,170

		8,910,795

IT Services (12.4%)
Accenture PLC - Class A	51,300	4,310,739
Alliance Data Systems Corp.(a)	15,000	4,332,450
Computer Sciences Corp.	56,000	3,398,080
CSG Systems International, Inc.	43,319	1,062,182
International Business Machines Corp.	24,700	3,786,757
Total System Services, Inc.	26,000	919,620

		17,809,828

Semiconductors & Semiconductor Equipment (14.7%)
Intel Corp.	140,500	4,642,120
KLA-Tencor Corp.	67,600	4,155,372
Marvell Technology Group, Ltd.	258,400	4,002,616
NVIDIA Corp.	180,000	3,456,900
Spansion, Inc. - Class A(a)	29,194	1,035,219
Xilinx, Inc.	96,400	3,718,630

		21,010,857

Software (21.0%)
CA, Inc.	116,000	3,514,800
Check Point Software Technologies, Ltd.(a)	56,600	4,367,822
Microsoft Corp.	117,000	4,726,800

Security Description	Shares	Value
Software (continued)
Oracle Corp.	154,000	$6,451,060
Red Hat, Inc.(a)	46,400	2,959,856
Symantec Corp.	178,000	4,409,060
Synopsys, Inc.(a)	85,300	3,667,047

		30,096,445

TOTAL COMMON STOCKS (Cost $109,006,610)		140,961,397

SHORT TERM INVESTMENTS (1.9%)
Tri-Party Repurchase Agreement with Merrill Lynch Tri-Party, 0.03%, dated 01/31/15 and maturing 02/02/15 with a repurchase amount of $2,698,731, collateralized by U.S. Treasury Securities with a rate of 0.625% and with maturity date of 11/15/16 with a collateral value of $2,702,331.	$2,698,724	2,698,724

TOTAL SHORT TERM INVESTMENTS (Cost $2,698,724)		2,698,724

TOTAL INVESTMENTS - (100.3%) (Cost $111,705,334)		$143,660,121

Liabilities in Excess of Other Assets - (-0.3%)		(429,726)

NET ASSETS - (100.0%)		$143,230,395

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments

As of January 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.9%)
HEALTH CARE (5.1%)
Biotechnology (1.7%)
PDL BioPharma, Inc.	78,800	$574,452

Life Sciences Tools & Services (3.4%)
Illumina, Inc.(a)	5,800	1,132,102

INFORMATION TECHNOLOGY (92.8%)
Communications Equipment (10.2%)
Arista Networks, Inc.(a)	8,250	520,740
F5 Networks, Inc.(a)	7,150	798,083
Palo Alto Networks, Inc.(a)	5,900	745,701
Qualcomm, Inc.	11,400	712,044
Ruckus Wireless, Inc.(a)	61,100	647,049

		3,423,617

Computers & Peripherals (16.2%)
3D Systems Corp.(a)	11,600	337,328
Apple, Inc.	18,200	2,132,312
EMC Corp.	43,100	1,117,583
Stratasys, Ltd.(a)	6,300	500,787
Western Digital Corp.	14,150	1,375,804

		5,463,814

Electronic Equipment & Instruments (4.3%)
Arrow Electronics, Inc.(a)	18,000	990,720
Newport Corp.(a)	24,142	447,110

		1,437,830

Internet Software & Services (14.0%)
Baidu, Inc. - ADR(a)	5,250	1,144,080
MercadoLibre, Inc.	6,900	855,186
NetEase.com, Inc. - ADR	10,400	1,136,200
Salesforce.com, Inc.(a)	27,800	1,569,310

		4,704,776

IT Services (10.1%)
Alliance Data Systems Corp.(a)	3,650	1,054,229
Cognizant Technology Solutions Corp. - Class A(a)	7,450	403,269
Computer Sciences Corp.	19,950	1,210,566
Unisys Corp.(a)	33,300	730,269

		3,398,333

Semiconductors & Semiconductor Equipment (15.0%)
Ambarella, Inc.(a)	23,750	1,313,612
Cirrus Logic, Inc.(a)	68,800	1,823,200
Lam Research Corp.	9,800	749,112
NXP Semiconductors NV(a)	14,850	1,178,199

		5,064,123

Software (20.0%)
AVG Technologies NV(a)	59,350	1,173,943
CA, Inc.	45,100	1,366,530
Citrix Systems, Inc.(a)	9,800	580,748
CommVault Systems, Inc.(a)	23,100	1,006,698
Fortinet, Inc.(a)	22,700	678,617
Infoblox, Inc.(a)	39,750	742,132
Qualys, Inc.(a)	31,100	1,182,422

		6,731,090

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (3.0%)
SanDisk Corp.	13,350	$1,013,399

TOTAL COMMON STOCKS (Cost $23,665,474)		32,943,536

SHORT TERM INVESTMENTS (2.2%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	742,638	742,638

TOTAL SHORT TERM INVESTMENTS (Cost $742,638)		742,638

TOTAL INVESTMENTS - (100.1%) (Cost $24,408,112)		$33,686,174

Liabilities in Excess of Other Assets - (-0.1%)		(43,103)

NET ASSETS - (100.0%)		$33,643,071

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

(Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments

As of January 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.8%)
HEALTH CARE (95.4%)
Biotechnology (4.7%)
Amgen, Inc.	15,900	$2,420,934
Targacept, Inc.(a)	23,881	59,941

		2,480,875

Health Care Equipment & Supplies (23.1%)
Becton Dickinson and Co.	16,400	2,264,512
CR Bard, Inc.	18,800	3,215,364
Greatbatch, Inc.(a)	12,684	615,935
Medtronic PLC	44,796	3,198,435
Stryker Corp.	17,000	1,547,850
Zimmer Holdings, Inc.	11,700	1,311,570

		12,153,666

Health Care Providers & Services (32.8%)
Anthem, Inc.	15,700	2,118,872
Cardinal Health, Inc.	38,800	3,227,772
Cigna Corp.	11,700	1,249,911
DaVita HealthCare Partners, Inc.(a)	11,700	878,202
McKesson Corp.	4,950	1,052,618
Omnicare, Inc.	17,100	1,282,158
Owens & Minor, Inc.	45,080	1,543,088
Patterson Cos., Inc.	28,400	1,422,556
PharMerica Corp.(a)	19,716	453,665
Quest Diagnostics, Inc.	14,100	1,002,087
UnitedHealth Group, Inc.	12,000	1,275,000
VCA, Inc.(a)	33,300	1,734,930

		17,240,859

Life Sciences Tools & Services (7.4%)
Bio-Techne Corp.	8,900	827,878
Charles River Laboratories International, Inc.(a)	19,000	1,317,650
Waters Corp.(a)	14,700	1,750,035

		3,895,563

Pharmaceuticals (27.4%)
AstraZeneca PLC - ADR	27,700	1,967,808
Eli Lilly & Co.	18,000	1,296,000
GlaxoSmithKline PLC - ADR	25,900	1,139,600
Johnson & Johnson	14,700	1,472,058
Mallinckrodt PLC(a)	1,887	200,003
Merck & Co., Inc.	35,000	2,109,800
Novartis AG - ADR	16,700	1,626,580
Pfizer, Inc.	50,154	1,567,313
Sanofi - ADR	22,892	1,055,092
Teva Pharmaceutical Industries, Ltd. - ADR	34,900	1,984,414

		14,418,668

INFORMATION TECHNOLOGY (0.4%)
Electronic Equipment & Instruments (0.4%)
Keysight Technologies, Inc.(a)	6,500	217,035

TOTAL COMMON STOCKS (Cost $30,461,429)		50,406,666

Security Description	Shares	Value
SHORT TERM INVESTMENTS (4.2%)
Fidelity Institutional Money Market Government
Portfolio - Class I (7 day yield 0.010%)	2,203,427	$2,203,427

TOTAL SHORT TERM INVESTMENTS (Cost $2,203,427)		2,203,427

TOTAL INVESTMENTS - (100.0%) (Cost $32,664,856)		$52,610,093

Liabilities in Excess of Other Assets - (0.0%)(b)		(25,418)

NET ASSETS - (100.0%)		$52,584,675

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.,

        owned by shareholders.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of January 31, 2015 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At January 31, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of January 31, 2015	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	24,324,675	10,324,654	2,376,932	3,015,903
Gross depreciation (excess of tax cost over value)	(15,514,284)	(3,179,060)	(277,328)	(844,169)
Net unrealized appreciation/(depreciation)	8,810,391	7,145,594	2,099,604	2,171,734
Cost of investment for income tax purposes	233,424,756	80,430,437	6,068,802	11,335,666

As of January 31, 2015	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	34,587,361	9,975,387	20,279,930
Gross depreciation (excess of tax cost over value)	(3,623,961)	(697,325)	(333,693)
Net unrealized appreciation/(depreciation)	30,963,400	9,278,062	19,945,237
Cost of investment for income tax purposes	112,696,721	24,408,112	32,664,856

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2015:

	Level 1	Level 2	Level 3	Total

WHITE OAK SELECT GROWTH FUND
Common Stocks	$240,707,137	$–	$–	$240,707,137
Short Term Investments	1,528,010	–	–	1,528,010

Total	$242,235,147	$–	$–	$242,235,147

	Level 1	Level 2	Level 3	Total

PIN OAK EQUITY FUND
Common Stocks	$86,398,311	$–	$–	$86,398,311
Short Term Investments	1,177,720	–	–	1,177,720

Total	$87,576,031	$–	$–	$87,576,031

	Level 1	Level 2	Level 3	Total

ROCK OAK CORE GROWTH FUND
Common Stocks	$8,115,495	$–	$–	$8,115,495
Short Term Investments	52,911	–	–	52,911

Total	$8,168,406	$–	$–	$8,168,406

	Level 1	Level 2	Level 3	Total

RIVER OAK DISCOVERY FUND
Common Stocks	$12,371,311	$–	$–	$12,371,311
Short Term Investments	1,136,089	–	–	1,136,089

Total	$13,507,400	$–	$–	$13,507,400

	Level 1	Level 2	Level 3	Total

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$140,961,397	$–	$–	$140,961,397
Short Term Investments	–	2,698,724	–	2,698,724

Total	$140,961,397	$2,698,724	$–	$143,660,121

	Level 1	Level 2	Level 3	Total

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$32,943,536	$–	$–	$32,943,536
Short Term Investments	742,638	–	–	742,638

Total	$33,686,174	$–	$–	$33,686,174

	Level 1	Level 2	Level 3	Total

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$50,406,666	$–	$–	$50,406,666
Short Term Investments	2,203,427	–	–	2,203,427

Total	$52,610,093	$–	$–	$52,610,093

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended January 31, 2015.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	March 30, 2015

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	March 30, 2015